Policyholder Account Balances, Future Policy Benefits and Claims - Balances of and Changes in Liability for Future Policy Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Activity [Line Items]
Balance	$ 8,920	$ 11,083	$ 10,386
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	2,512	2,771
Beginning balance at original discount rate	2,111	2,217
Effect of changes in cash flow assumptions		54	(6)
Effect of actual variances from expected experience		(23)	(40)
Adjusted beginning of year balance		2,142	2,171
Issuances	111	134
Interest accrual	106	111
Net premiums collected	(294)	(305)
Derecognition (lapses)	0	0
Ending balance at original discount rate	2,065	2,111
Effect of changes in discount rate assumptions	(38)	401
Ending balance	2,027	2,512
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	12,232	13,157
Beginning balance at original discount rate	9,769	9,920
Effect of changes in cash flow assumptions		35	(8)
Effect of actual variances from expected experience		(25)	(120)
Adjusted beginning of year balance		9,779	9,792
Issuances	111	135
Interest accrual	496	509
Benefit payments	(680)	(667)
Derecognition (lapses)	0	0
Ending balance at original discount rate	9,706	9,769
Effect of changes in discount rate assumptions	(187)	2,463
Ending balance	9,519	12,232
Adjustment due to reserve flooring	3	1
Net liability for future policy benefits	7,495	9,721
Less: reinsurance recoverable	4,060	5,291	4,248
Net liability for future policy benefits, after reinsurance recoverable	3,435	4,430	6,138
Discounted expected future gross premiums	4,162	4,786
Expected future gross premiums	6,422	6,115
Expected future benefit payments	16,227	16,651
Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance			8,448
Effect of shadow reserve adjustments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			(741)
Adjustments for loss contracts (with premiums in excess of gross premiums) under the modified retrospective approach
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			39
Effect of change in deferred profit liability
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			(43)
Effect of remeasurement of the liability at the current single A discount rate
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			2,683
Life Contingent Payout Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Balance			1,537
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	0	0
Beginning balance at original discount rate	0	0
Effect of changes in cash flow assumptions		0	0
Effect of actual variances from expected experience		0	0
Adjusted beginning of year balance		0	0
Issuances	42	38
Interest accrual	0	0
Net premiums collected	(42)	(38)
Derecognition (lapses)	0	0
Ending balance at original discount rate	0	0
Effect of changes in discount rate assumptions	0	0
Ending balance	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	1,370	1,537
Beginning balance at original discount rate	1,231	1,321
Effect of changes in cash flow assumptions		0	0
Effect of actual variances from expected experience		(13)	(14)
Adjusted beginning of year balance		1,218	1,307
Issuances	42	39
Interest accrual	49	53
Benefit payments	(154)	(168)
Derecognition (lapses)	0	0
Ending balance at original discount rate	1,155	1,231
Effect of changes in discount rate assumptions	(90)	139
Ending balance	1,065	1,370
Adjustment due to reserve flooring	0	0
Net liability for future policy benefits	1,065	1,370
Less: reinsurance recoverable	949	1,265	0
Net liability for future policy benefits, after reinsurance recoverable	116	105	1,537
Discounted expected future gross premiums	0	0
Expected future gross premiums	0	0
Expected future benefit payments	$ 1,595	$ 1,707
Weighted average interest accretion rate	4.10%	4.20%
Weighted average discount rate	5.20%	2.60%
Weighted average duration of liability (in years)	6 years	7 years
Life Contingent Payout Annuities | Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance			1,536
Life Contingent Payout Annuities | Effect of shadow reserve adjustments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			(175)
Life Contingent Payout Annuities | Adjustments for loss contracts (with premiums in excess of gross premiums) under the modified retrospective approach
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			4
Life Contingent Payout Annuities | Effect of change in deferred profit liability
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			(43)
Life Contingent Payout Annuities | Effect of remeasurement of the liability at the current single A discount rate
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			215
Term and Whole Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Balance			898
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	$ 777	$ 702
Beginning balance at original discount rate	636	536
Effect of changes in cash flow assumptions		1	0
Effect of actual variances from expected experience		47	56
Adjusted beginning of year balance		684	592
Issuances	57	78
Interest accrual	34	29
Net premiums collected	(67)	(63)
Derecognition (lapses)	0	0
Ending balance at original discount rate	708	636
Effect of changes in discount rate assumptions	(22)	141
Ending balance	686	777
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	1,598	1,600
Beginning balance at original discount rate	1,255	1,169
Effect of changes in cash flow assumptions		(8)	0
Effect of actual variances from expected experience		52	58
Adjusted beginning of year balance		1,299	1,227
Issuances	57	78
Interest accrual	73	70
Benefit payments	(116)	(120)
Derecognition (lapses)	0	0
Ending balance at original discount rate	1,313	1,255
Effect of changes in discount rate assumptions	6	343
Ending balance	1,319	1,598
Adjustment due to reserve flooring	3	1
Net liability for future policy benefits	636	822
Less: reinsurance recoverable	443	558	601
Net liability for future policy benefits, after reinsurance recoverable	193	264	297
Discounted expected future gross premiums	1,855	2,005
Expected future gross premiums	3,183	2,815
Expected future benefit payments	$ 2,234	$ 2,159
Weighted average interest accretion rate	6.40%	6.50%
Weighted average discount rate	5.50%	2.80%
Weighted average duration of liability (in years)	7 years	8 years
Term and Whole Life Insurance | Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance			633
Term and Whole Life Insurance | Effect of shadow reserve adjustments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			0
Term and Whole Life Insurance | Adjustments for loss contracts (with premiums in excess of gross premiums) under the modified retrospective approach
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			0
Term and Whole Life Insurance | Effect of change in deferred profit liability
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			0
Term and Whole Life Insurance | Effect of remeasurement of the liability at the current single A discount rate
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			265
Disability Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Balance			768
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	$ 188	$ 238
Beginning balance at original discount rate	155	183
Effect of changes in cash flow assumptions		1	0
Effect of actual variances from expected experience		(22)	(35)
Adjusted beginning of year balance		134	148
Issuances	12	18
Interest accrual	7	9
Net premiums collected	(16)	(20)
Derecognition (lapses)	0	0
Ending balance at original discount rate	137	155
Effect of changes in discount rate assumptions	(3)	33
Ending balance	134	188
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	914	1,006
Beginning balance at original discount rate	688	714
Effect of changes in cash flow assumptions		1	0
Effect of actual variances from expected experience		(28)	(40)
Adjusted beginning of year balance		661	674
Issuances	12	18
Interest accrual	38	39
Benefit payments	(42)	(43)
Derecognition (lapses)	0	0
Ending balance at original discount rate	669	688
Effect of changes in discount rate assumptions	27	226
Ending balance	696	914
Adjustment due to reserve flooring	0	0
Net liability for future policy benefits	562	726
Less: reinsurance recoverable	19	25	24
Net liability for future policy benefits, after reinsurance recoverable	543	701	744
Discounted expected future gross premiums	926	1,158
Expected future gross premiums	1,331	1,395
Expected future benefit payments	$ 1,169	$ 1,217
Weighted average interest accretion rate	6.10%	5.90%
Weighted average discount rate	5.40%	2.80%
Weighted average duration of liability (in years)	8 years	9 years
Disability Insurance | Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance			530
Disability Insurance | Effect of shadow reserve adjustments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			0
Disability Insurance | Adjustments for loss contracts (with premiums in excess of gross premiums) under the modified retrospective approach
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			0
Disability Insurance | Effect of change in deferred profit liability
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			0
Disability Insurance | Effect of remeasurement of the liability at the current single A discount rate
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			238
Long Term Care Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Balance			7,183
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	$ 1,547	$ 1,831
Beginning balance at original discount rate	1,320	1,498
Effect of changes in cash flow assumptions		52	(6)
Effect of actual variances from expected experience		(48)	(61)
Adjusted beginning of year balance		1,324	1,431
Issuances	0	0
Interest accrual	65	73
Net premiums collected	(169)	(184)
Derecognition (lapses)	0	0
Ending balance at original discount rate	1,220	1,320
Effect of changes in discount rate assumptions	(13)	227
Ending balance	1,207	1,547
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	8,350	9,014
Beginning balance at original discount rate	6,595	6,716
Effect of changes in cash flow assumptions		42	(8)
Effect of actual variances from expected experience		(36)	(124)
Adjusted beginning of year balance		6,601	6,584
Issuances	0	0
Interest accrual	336	347
Benefit payments	(368)	(336)
Derecognition (lapses)	0	0
Ending balance at original discount rate	6,569	6,595
Effect of changes in discount rate assumptions	(130)	1,755
Ending balance	6,439	8,350
Adjustment due to reserve flooring	0	0
Net liability for future policy benefits	5,232	6,803
Less: reinsurance recoverable	2,649	3,443	3,623
Net liability for future policy benefits, after reinsurance recoverable	2,583	3,360	3,560
Discounted expected future gross premiums	1,381	1,623
Expected future gross premiums	1,908	1,905
Expected future benefit payments	$ 11,229	$ 11,568
Weighted average interest accretion rate	5.20%	5.30%
Weighted average discount rate	5.40%	2.90%
Weighted average duration of liability (in years)	9 years	10 years
Long Term Care Insurance | Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance			5,749
Long Term Care Insurance | Effect of shadow reserve adjustments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			(566)
Long Term Care Insurance | Adjustments for loss contracts (with premiums in excess of gross premiums) under the modified retrospective approach
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			35
Long Term Care Insurance | Effect of change in deferred profit liability
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			0
Long Term Care Insurance | Effect of remeasurement of the liability at the current single A discount rate
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			$ 1,965